Exhibit 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on February 16, 2010 and covers activity from December 25, 2009 through January 25, 2010.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of February.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Stephen J. Bakonyi
	Name:	Stephen J. Bakonyi
	Title:	Vice President ABS Operations

A. Trust Activity	Trust Totals
Record Date	January 31, 2010
Number of days in Monthly Period	32
Beginning Number of Accounts	27,973,843
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	35,452,269,012.51
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Balance	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	35,452,269,012.51
Finance Charge Collections (excluding Recoveries)	587,362,912.88
Collections of Discount Option Receivables	194,826,694.08
Recoveries	24,160,600.80
Total Collections of Finance Charge Receivables	806,350,207.76
Total Collections of Principal Receivables	9,750,501,303.11
Monthly Payment Rate	25.7842%
Defaulted Amount	227,740,159.48
Annualized Default Rate	7.5785%
Annualized Default Rate, Net of Recoveries	6.7745%
Trust Portfolio Yield	18.6159%
New Principal Receivables	8,802,729,734.94
Ending Number of Accounts	27,908,210
Ending Principal Receivables Balance	34,276,757,284.86
Ending Required Minimum Principal Balance	28,485,051,010.00
Ending Transferor Amount	7,655,214,284.86
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	34,276,757,284.86

B. Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1

2006-2	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	15,144,693.30	453,779.12	183,131,783.59	4,277,365.88
2009-D-I	20,834,000	20,834,000.00	0.00	1,458,380.00	0.08%	631,049.08	18,908.07	7,630,735.16	178,229.28

Total	520,834,000.00	520,834,000.00	0.00	36,458,380.00	1.96%	15,775,742.38	472,687.19	190,762,518.75	4,455,595.16
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	1.50%	12,115,754.64	363,023.30	146,505,426.87	3,421,892.71
2005-1	600,000,000	600,000,000.00	0.00	42,000,000.00	2.25%	18,173,631.96	544,534.95	219,758,140.31	5,132,839.06
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	2.25%	18,173,631.96	544,534.95	219,758,140.31	5,132,839.06
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	15,144,693.30	453,779.12	183,131,783.59	4,277,365.88
2005-5	1,100,000,000	1,100,000,000.00	0.00	77,000,000.00	4.13%	33,318,325.26	998,314.07	402,889,923.90	9,410,204.94
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	2.63%	21,202,570.62	635,290.77	256,384,497.03	5,988,312.23
2005-8	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	15,144,693.30	453,779.12	183,131,783.59	4,277,365.88
2006-B	700,000,000	700,000,000.00	0.00	49,000,000.00	2.63%	21,202,570.62	635,290.77	256,384,497.03	5,988,312.23
2006-1	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	3.76%	30,289,386.60	907,558.24	366,263,567.18	8,554,731.76
2006-3	600,000,000	600,000,000.00	0.00	42,000,000.00	2.25%	18,173,631.96	544,534.95	219,758,140.31	5,132,839.06
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	15,144,693.30	453,779.12	183,131,783.59	4,277,365.88
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	15,144,693.30	453,779.12	183,131,783.59	4,277,365.88
2007-3	600,000,000	600,000,000.00	0.00	42,000,000.00	2.25%	18,173,631.96	544,534.95	219,758,140.31	5,132,839.06
2007-4	800,000,000	800,000,000.00	0.00	56,000,000.00	3.01%	24,231,509.28	726,046.59	293,010,853.75	6,843,785.41
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	1.88%	15,144,693.30	453,779.12	183,131,783.59	4,277,365.88
2007-6	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	3.76%	30,289,386.60	907,558.24	366,263,567.18	8,554,731.76
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	3.38%	27,260,447.94	816,802.42	329,637,210.47	7,699,258.59
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	4.51%	36,347,263.92	1,089,069.89	439,516,280.62	10,265,678.12
2008-1	2,875,000,000	2,875,000,000.00	0.00	201,250,000.00	10.80%	87,081,986.47	2,609,229.95	1,053,007,755.65	24,594,853.82
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	5.12%	41,303,758.56	1,237,580.91	499,450,918.23	11,665,557.31
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	2.28%	18,414,614.32	551,755.48	222,672,133.25	5,200,900.50
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	3.41%	27,535,808.75	825,053.03	332,966,912.55	7,777,029.65
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	5.76%	46,466,675.38	1,392,276.93	561,881,642.04	13,123,737.00
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	2.24%	18,070,405.73	541,441.99	218,509,914.07	5,103,684.53
2008-8	738,637,000	738,637,000.00	0.00	51,704,590.00	2.77%	22,372,861.65	670,356.10	270,535,822.47	6,318,841.41
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	2.35%	18,930,866.62	567,223.90	228,914,729.49	5,346,707.35
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	4.55%	36,714,431.86	1,100,071.31	443,956,127.58	10,369,378.57
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	5.69%	45,893,115.55	1,375,091.41	554,946,075.14	12,961,744.60
2009-D-II	1,423,427,000	1,423,427,000.00	0.00	99,639,890.00	5.35%	43,114,730.70	1,291,842.91	521,349,450.65	12,177,036.17

Total	26,100,709,000.00	26,100,709,000.00	0.00	1,827,049,630.00	98.04%	790,574,465.41	23,687,913.61	9,559,738,784.34	223,284,564.30

Trust	26,621,543,000.00	26,621,543,000.00	0.00	1,863,508,010.00	100.00%	806,350,207.79	24,160,600.80	9,750,501,303.09	227,740,159.46

C. Group Allocations (1)

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess
Group 1
2006-2	500,000,000.00	11,372,335.68	2,242,500.00	3,211,926.43	833,333.33	0.00	6,287,759.76	11,372,335.68	0.00	5,084,575.92

Total	500,000,000.00	11,372,335.68	2,242,500.00	3,211,926.43	833,333.33	0.00	6,287,759.76	11,372,335.68	0.00	5,084,575.92

Group 2
2004-2	400,000,000.00	9,097,868.55	164,668.45	2,569,541.15	666,666.67	0.00	3,400,876.27	8,903,776.59	0.00	5,502,900.32
2005-1	600,000,000.00	13,646,958.69	158,336.00	3,854,311.71	1,000,000.00	0.00	5,012,647.71	13,266,998.19	0.00	8,254,506.35
2005-2	600,000,000.00	13,646,802.82	203,589.33	3,854,311.71	1,000,000.00	0.00	5,057,901.04	13,312,251.52	0.00	8,254,350.48
2005-4	500,000,000.00	11,372,335.68	154,724.44	3,211,926.43	833,333.33	0.00	4,199,984.20	11,078,609.60	0.00	6,878,625.40
2005-5	1,100,000,000.00	25,019,138.50	301,967.11	7,066,238.14	1,833,333.33	0.00	9,201,538.58	24,334,514.46	0.00	15,132,975.88
2005-7	700,000,000.00	15,921,269.96	216,987.56	4,496,696.99	1,166,666.67	0.00	5,880,351.22	15,510,426.78	0.00	9,630,075.56
2005-8	500,000,000.00	11,372,335.68	133,613.34	3,211,926.43	833,333.33	0.00	4,178,873.10	11,057,498.50	0.00	6,878,625.40
2006-1	1,000,000,000.00	22,744,671.36	261,226.66	6,423,852.85	1,666,666.67	0.00	8,351,746.18	22,108,996.98	0.00	13,757,250.80
2006-3	600,000,000.00	13,646,802.82	151,482.67	3,854,311.71	1,000,000.00	0.00	5,005,794.38	13,260,144.86	0.00	8,254,350.48
2006-B	700,000,000.00	15,921,269.96	189,080.89	4,496,696.99	1,166,666.67	0.00	5,852,444.55	15,482,520.11	0.00	9,630,075.56
2007-1	500,000,000.00	11,372,335.68	121,924.45	3,211,926.43	833,333.33	0.00	4,167,184.21	11,045,809.61	0.00	6,878,625.40
2007-2	500,000,000.00	11,372,335.68	137,680.00	3,211,926.43	833,333.33	0.00	4,182,939.76	11,061,565.16	0.00	6,878,625.40
2007-3	600,000,000.00	13,646,967.09	135,642.67	3,854,311.71	1,000,000.00	0.00	4,989,954.38	13,244,304.86	0.00	8,254,514.75
2007-4	800,000,000.00	18,195,737.09	175,061.33	5,139,082.28	1,333,333.33	0.00	6,647,476.94	17,653,277.58	0.00	11,005,800.64
2007-5	500,000,000.00	11,372,335.68	129,124.45	3,211,926.43	833,333.33	0.00	4,174,384.21	11,053,009.61	0.00	6,878,625.40
2007-6	1,000,000,000.00	22,744,671.36	228,293.34	6,423,852.85	1,666,666.67	0.00	8,318,812.86	22,076,063.66	0.00	13,757,250.80
2007-7	900,000,000.00	20,470,204.23	242,424.00	5,781,467.57	1,500,000.00	0.00	7,523,891.57	19,905,417.29	0.00	12,381,525.72
2007-8	1,200,000,000.00	27,293,605.64	661,472.00	7,708,623.43	2,000,000.00	0.00	10,370,095.43	26,878,796.39	0.00	16,508,700.96
2008-1	2,875,000,000.00	65,390,930.17	2,212,804.45	18,468,576.96	4,791,666.67	0.00	25,473,048.08	65,025,144.12	0.00	39,552,096.04
2008-2	1,363,638,000.00	31,015,498.17	2,270,527.71	8,759,809.86	2,272,730.00	0.00	13,303,067.57	32,062,977.53	0.00	18,759,909.96
2008-4	607,956,000.00	13,827,759.42	1,146,410.03	3,905,419.88	1,013,260.00	0.00	6,065,089.91	14,428,893.08	0.00	8,363,803.17
2008-5	909,091,000.00	20,676,976.03	1,052,428.61	5,839,866.81	1,515,151.66	0.00	8,407,447.08	20,914,039.96	0.00	12,506,592.88
2008-6	1,534,091,000.00	34,892,395.64	2,381,768.56	9,854,774.85	2,556,818.33	0.00	14,793,361.74	35,898,236.37	0.00	21,104,874.63
2008-7	596,592,000.00	13,569,288.98	988,823.11	3,832,419.22	994,320.00	0.00	5,815,562.33	14,023,028.10	0.00	8,207,465.77
2008-8	738,637,000.00	16,800,055.82	1,130,037.95	4,744,895.40	1,231,061.66	0.00	7,105,995.01	17,267,609.47	0.00	10,161,614.46
2008-9	625,000,000.00	14,215,419.60	1,241,600.00	4,014,908.03	1,041,666.67	0.00	6,298,174.70	14,896,456.45	0.00	8,598,281.75
2009-1	1,212,122,000.00	27,569,316.54	3,511,816.45	7,786,493.37	2,020,203.34	0.00	13,318,513.16	29,993,979.51	0.00	16,675,466.35
2009-2	1,515,155,000.00	34,461,702.54	2,429,564.50	9,733,132.77	2,525,258.33	0.00	14,687,955.60	35,532,322.93	0.00	20,844,367.33

Total	24,677,282,000.00	561,276,989.38	22,133,080.06	158,523,228.39	41,128,803.32	0.00	221,785,111.77	561,276,669.27	0.00	339,491,877.64

Trust Total	25,177,282,000.00	572,649,325.06	24,375,580.06	161,735,154.82	41,962,136.65	0.00	228,072,871.53	572,649,004.95	0.00	344,576,453.56

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	11,372,335.68	6,287,759.76	5,084,575.92
Group 2	561,276,669.24	221,785,111.77	339,491,557.47

(1)	Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therfore, certain figures set froth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”
D. Trust Performance
Delinquencies:

31-60 Days Delinquent:	331,746,881
61-90 Days Delinquent:	272,814,217
90+ Days Delinquent:	704,448,459
Total 30+ Days Delinquent:	1,309,009,556

Series 2004-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	532,685,412.15	400,000,000.00	132,685,412.15
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	12,115,754.64	9,097,868.55	3,017,886.09
Collections of Principal Receivables	146,505,426.87	110,012,719.35	36,492,707.52
Defaulted Amount	3,421,892.71	2,569,541.15	852,351.56

Ending Invested Amount / Transferor Amount	515,022,848.75	400,000,000.00	115,022,848.75

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.4031%	0.6031%	0.9031%
Monthly Interest Due	119,684.82	16,083.47	28,900.16	164,668.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	119,684.82	16,083.47	28,900.16	164,668.45
Investor Default Amount	2,145,566.86	192,715.59	231,258.70	2,569,541.15
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,821,918.35	258,799.06	320,158.86	3,400,876.27

Reallocated Investor Finance Charge Collections				8,903,776.59
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0625%
Base Rate				2.3706%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	119,684.82	16,083.47	28,900.16	164,668.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	119,684.82	16,083.47	28,900.16	164,668.45
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.36

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.36

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.54

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.54

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$5,531,800.47

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$28,900.16

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,502,900.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$7,434,653.45

a. Class A Monthly Interest:	$119,684.82
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,145,566.86
e. Excess Spread:	$5,169,401.77

2. Class B Available Funds:	$667,783.24

a. Class B Monthly Interest:	$16,083.47
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$651,699.77

3. Collateral Available Funds:	$801,339.89

a. Excess Spread:	$801,339.89

4. Total Excess Spread:	$6,622,441.43

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2004-2 Allocable Principal Collections:	$146,505,426.87

3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$110,012,719.35

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$110,012,719.35

6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$2,569,541.15

8. Available Principal Collections (total of items 5., 6. & 7.):	$112,582,260.50

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$36,000,000.00

2. Required Collateral Invested Amount:	$36,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$112,582,260.50

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$6,622,441.43
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$192,715.59
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$28,900.16
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$231,258.70
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,502,900.31

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.

1. Excess Spread:	$6,622,441.43
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$192,715.59
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$28,900.16
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$231,258.70
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,502,900.31

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3706%

b. Prior Monthly Period:	2.4319%

c. Second Prior Monthly Period:	2.5730%
2. Three Month Average Base Rate:	2.4585%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.0625%
b. Prior Monthly Period:	18.6443%
c. Second Prior Monthly Period:	16.9139%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8735%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2005-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	799,028,118.22	600,000,000.00	199,028,118.22
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	18,173,631.96	13,646,958.69	4,526,829.14
Collections of Principal Receivables	219,758,140.31	165,019,079.03	54,739,061.28
Defaulted Amount	5,132,839.06	3,854,311.71	1,278,527.35

Ending Invested Amount / Transferor Amount	772,534,273.12	600,000,000.00	172,534,273.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,505,000.00	0.00	0.00	2,505,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	2,505,000.00	0.00	0.00	2,505,000.00
Required Reserve Account Amount	2,505,000.00	0.00	0.00	2,505,000.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 — February 15, 2010	0.2631%	0.3531%	0.5631%
Monthly Interest Due	117,180.56	14,125.20	27,030.24	158,336.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	117,180.56	14,125.20	27,030.24	158,336.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Investor Default Amount	3,218,350.28	289,073.38	346,888.05	3,854,311.71
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,170,530.84	378,198.58	463,918.29	5,012,647.71

Reallocated Investor Finance Charge Collections				13,266,998.19
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				155.87
Series Adjusted Portfolio Yield				17.8942%
Base Rate				2.2020%
Excess Spread Percentage				16.5090%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	117,180.56	14,125.20	27,030.24	158,336.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	117,180.56	14,125.20	27,030.24	158,336.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.23

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge - Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class

A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.31

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,281,536.59

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$27,030.24

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,254,506.35

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$11,078,073.64

a. Class A Monthly Interest:	$117,180.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,218,350.28
e. Excess Spread:	$7,742,542.80

2. Class B Available Funds:	$995,036.55

a. Class B Monthly Interest:	$14,125.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$980,911.35

3. Collateral Available Funds:	$1,194,043.87

a. Excess Spread:	$1,194,043.87

4. Total Excess Spread:	$9,917,498.02

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2005-1 Allocable Principal Collections:	$219,758,140.31

3. Principal Allocation Percentage of Series 2005-1 Allocable Principal Collections:	$165,019,079.03

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$165,019,079.03

6. Shared Principal Collections from other Series allocated to Series 2005-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,854,311.71

8. Available Principal Collections (total of items 5., 6. & 7.):	$168,873,390.74

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$54,000,000.00

2. Required Collateral Invested Amount:	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$168,873,390.74

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-1.
1. Excess Spread:	$9,917,498.02
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$289,073.38
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$27,030.24
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10.Collateral Default Amount treated as Available Principal Collections:	$346,888.05
11.Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12.Deposited to Reserve Account:	$0.00
13.Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,254,506.35

N.2.Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-1.

1. Excess Spread:	$9,917,498.02
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$289,073.38
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$27,030.24
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$346,888.05
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13.Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,254,506.35

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2020%
b. Prior Monthly Period:	2.2634%

c. Second Prior Monthly Period:	2.4044%
2. Three Month Average Base Rate:	2.2899%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8942%
b. Prior Monthly Period:	18.4704%
c. Second Prior Monthly Period:	16.7510%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7052%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	799,028,118.22	600,000,000.00	199,028,118.22
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	18,173,631.96	13,646,802.82	4,526,829.14
Collections of Principal Receivables	219,758,140.31	165,019,079.03	54,739,061.28
Defaulted Amount	5,132,839.06	3,854,311.71	1,278,527.35

Ending Invested Amount / Transferor Amount	772,534,273.12	600,000,000.00	172,534,273.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.3331%	0.5131%	0.7231%
Monthly Interest Due	148,353.89	20,525.20	34,710.24	203,589.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	148,353.89	20,525.20	34,710.24	203,589.33
Investor Default Amount	3,218,350.28	289,073.38	346,888.05	3,854,311.71
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,201,704.17	384,598.58	471,598.29	5,057,901.04

Reallocated Investor Finance Charge Collections				13,312,251.52
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9799%
Base Rate				2.2881%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	148,353.89	20,525.20	34,710.24	203,589.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	148,353.89	20,525.20	34,710.24	203,589.33
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.30

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.30

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.46

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.46

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,289,060.72

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$34,710.24

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,254,350.48

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$11,115,730.02

a. Class A Monthly Interest:	$148,353.89
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,218,350.28
e. Excess Spread:	$7,749,025.85

2. Class B Available Funds:	$998,418.86

a. Class B Monthly Interest:	$20,525.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$977,893.66

3. Collateral Available Funds:	$1,198,102.64

a. Excess Spread:	$1,198,102.64

4. Total Excess Spread:	$9,925,022.15

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2005-2 Allocable Principal Collections:	$219,758,140.31

3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$165,019,079.03

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$165,019,079.03

6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,854,311.71

8. Available Principal Collections (total of items 5., 6. & 7.):	$168,873,390.74

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$54,000,000.00

2. Required Collateral Invested Amount:	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$168,873,390.74

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.

1. Excess Spread:	$9,925,022.15
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$289,073.38
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$34,710.24
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$346,888.05
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,254,350.48

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.

1. Excess Spread:	$9,925,022.15
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$289,073.38
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$34,710.24
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$346,888.05
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,254,350.48

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2881%
b. Prior Monthly Period:	2.3494%

c. Second Prior Monthly Period:	2.4904%
2. Three Month Average Base Rate:	2.3760%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9799%
b. Prior Monthly Period:	18.5590%
c. Second Prior Monthly Period:	16.8341%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7910%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	665,856,765.19	500,000,000.00	165,856,765.19
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	15,144,693.30	11,372,335.68	3,772,357.62
Collections of Principal Receivables	183,131,783.59	137,515,899.19	45,615,884.40
Defaulted Amount	4,277,365.88	3,211,926.43	1,065,439.45

Ending Invested Amount / Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.3031%	0.4831%	0.6531%
Monthly Interest Due	112,494.91	16,104.33	26,125.20	154,724.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	112,494.91	16,104.33	26,125.20	154,724.44
Investor Default Amount	2,681,958.57	240,894.48	289,073.38	3,211,926.43
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,490,286.81	319,498.81	390,198.58	4,199,984.20

Reallocated Investor Finance Charge Collections				11,078,609.60
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9459%
Base Rate				2.2540%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	112,494.91	16,104.33	26,125.20	154,724.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	112,494.91	16,104.33	26,125.20	154,724.44
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.27

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.27

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.43

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.43

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,904,750.60

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$26,125.20

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,878,625.40

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,250,639.02

a. Class A Monthly Interest:	$112,494.91
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,681,958.57
e. Excess Spread:	$6,456,185.54

2. Class B Available Funds:	$830,895.72

a. Class B Monthly Interest:	$16,104.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$814,791.39

3. Collateral Available Funds:	$997,074.86

a. Excess Spread:	$997,074.86

4. Total Excess Spread:	$8,268,051.79

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2005-4 Allocable Principal Collections:	$183,131,783.59

3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$137,515,899.19

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$137,515,899.19

6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,211,926.43

8. Available Principal Collections (total of items 5., 6. & 7.):	$140,727,825.62

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$45,000,000.00

2. Required Collateral Invested Amount:	$45,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$140,727,825.62

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$8,268,051.79
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$240,894.48
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$26,125.20
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$289,073.38
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.40

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.

1. Excess Spread:	$8,268,051.79
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$240,894.48
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$26,125.20
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$289,073.38
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.40

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2540%
b. Prior Monthly Period:	2.3153%

c. Second Prior Monthly Period:	2.4564%
2. Three Month Average Base Rate:	2.3419%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9459%
b. Prior Monthly Period:	18.5238%
c. Second Prior Monthly Period:	16.8012%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7570%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2005-5 Certificates

	Series Allocations	Total Investor	Transferors’ Interest
A. Investor/Transferor Allocations		Interest
Beginning Invested Amount/Transferor Amount	1,464,884,883.41	1,100,000,000.00	364,884,883.41
Beginning Adjusted Invested Amount	N/A	1,100,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	33,318,325.26	25,019,138.50	8,299,186.76
Collections of Principal Receivables	402,889,923.90	302,534,978.22	100,354,945.68
Defaulted Amount	9,410,204.94	7,066,238.14	2,343,966.80

Ending Invested Amount / Transferor Amount	1,416,312,834.06	1,100,000,000.00	316,312,834.06

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2731%	0.4131%	0.5531%
Monthly Interest Due	222,995.47	30,296.20	48,675.44	301,967.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	222,995.47	30,296.20	48,675.44	301,967.11
Investor Default Amount	5,900,308.85	529,967.86	635,961.43	7,066,238.14
Investor Monthly Fees Due	1,530,833.33	137,500.00	165,000.00	1,833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,654,137.65	697,764.06	849,636.87	9,201,538.58

Reallocated Investor Finance Charge Collections				24,334,514.46
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9060%
Base Rate				2.2142%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00
Distributions of Interest	222,995.47	30,296.20	48,675.44	301,967.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	222,995.47	30,296.20	48,675.44	301,967.11
Ending Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.24

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.37

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.37

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$15,181,651.31

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$48,675.44

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,132,975.87

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$20,319,319.57
a. Class A Monthly Interest:	$222,995.47
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,900,308.85
e. Excess Spread:	$14,196,015.25

2. Class B Available Funds:	$1,825,088.58

a. Class B Monthly Interest:	$30,296.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,794,792.38

3. Collateral Available Funds:	$2,190,106.30

a. Excess Spread:	$2,190,106.30

4. Total Excess Spread:	$18,180,913.93

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2005-5 Allocable Principal Collections:	$402,889,923.90

3. Principal Allocation Percentage of Series 2005-5 Allocable Principal Collections:	$302,534,978.22

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$302,534,978.22

6. Shared Principal Collections from other Series allocated to Series 2005-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$7,066,238.14

8. Available Principal Collections (total of items 5., 6. & 7.):	$309,601,216.36

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$99,000,000.00

2. Required Collateral Invested Amount:	$99,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$309,601,216.36

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-5.
1. Excess Spread:	$18,180,913.93
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$529,967.86
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$48,675.44
9. Applied to unpaid Monthly Servicing Fee:	$1,833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$635,961.43
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,132,975.87

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-5.

1. Excess Spread:	$18,180,913.93
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$529,967.86
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$48,675.44
10. Applied to unpaid Monthly Servicing Fee:	$1,833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$635,961.43
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,132,975.87

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2142%
b. Prior Monthly Period:	2.2755%

c. Second Prior Monthly Period:	2.4165%
2. Three Month Average Base Rate:	2.3021%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9060%
b. Prior Monthly Period:	18.4826%
c. Second Prior Monthly Period:	16.7627%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7171%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	932,199,471.26	700,000,000.00	232,199,471.26
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	21,202,570.62	15,921,269.96	5,281,300.66
Collections of Principal Receivables	256,384,497.03	192,522,258.87	63,862,238.16
Defaulted Amount	5,988,312.23	4,496,696.99	1,491,615.24

Ending Invested Amount / Transferor Amount	901,289,985.31	700,000,000.00	201,289,985.31

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.3031%	0.5031%	0.6431%
Monthly Interest Due	157,492.88	23,479.40	36,015.28	216,987.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	157,492.88	23,479.40	36,015.28	216,987.56
Investor Default Amount	3,754,741.99	337,252.27	404,702.73	4,496,696.99
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,886,401.54	448,231.67	545,718.01	5,880,351.22

Reallocated Investor Finance Charge Collections				15,510,426.78
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9465%
Base Rate				2.2546%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	157,492.88	23,479.40	36,015.28	216,987.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	157,492.88	23,479.40	36,015.28	216,987.56
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.27

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.27

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.45

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$9,666,090.84

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$36,015.28

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,630,075.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,951,206.36

a. Class A Monthly Interest:	$157,492.88
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,754,741.99
e. Excess Spread:	$9,038,971.49

2. Class B Available Funds:	$1,163,282.01

a. Class B Monthly Interest:	$23,479.40
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,139,802.61

3. Collateral Available Funds:	$1,395,938.41

a. Excess Spread:	$1,395,938.41

4. Total Excess Spread:	$11,574,712.51

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2005-7 Allocable Principal Collections:	$256,384,497.03

3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$192,522,258.87

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$192,522,258.87

6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,496,696.99

8. Available Principal Collections (total of items 5., 6. & 7.):	$197,018,955.86

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$63,000,000.00

2. Required Collateral Invested Amount:	$63,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$197,018,955.86

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$11,574,712.51
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$337,252.27
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$36,015.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$404,702.73
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,630,075.56

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.

1. Excess Spread:	$11,574,712.51
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$337,252.27
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$36,015.28
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$404,702.73
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,630,075.56

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2546%
b. Prior Monthly Period:	2.3159%

c. Second Prior Monthly Period:	2.4570%
2. Three Month Average Base Rate:	2.3425%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9465%
b. Prior Monthly Period:	18.5244%
c. Second Prior Monthly Period:	16.8018%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7576%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	665,856,765.19	500,000,000.00	165,856,765.19
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	15,144,693.30	11,372,335.68	3,772,357.62
Collections of Principal Receivables	183,131,783.59	137,515,899.19	45,615,884.40
Defaulted Amount	4,277,365.88	3,211,926.43	1,065,439.45

Ending Invested Amount / Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2631%	0.4031%	0.5631%
Monthly Interest Due	97,650.47	13,437.67	22,525.20	133,613.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	97,650.47	13,437.67	22,525.20	133,613.34
Investor Default Amount	2,681,958.57	240,894.48	289,073.38	3,211,926.43
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,475,442.37	316,832.15	386,598.58	4,178,873.10

Reallocated Investor Finance Charge Collections				11,057,498.50
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8977%
Base Rate				2.2058%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	97,650.47	13,437.67	22,525.20	133,613.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	97,650.47	13,437.67	22,525.20	133,613.34
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.23

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.36

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.36

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,901,150.61

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$22,525.20

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,878,625.41

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,233,011.25

a. Class A Monthly Interest:	$97,650.47
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,681,958.57
e. Excess Spread:	$6,453,402.21

2. Class B Available Funds:	$829,312.39

a. Class B Monthly Interest:	$13,437.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$815,874.72

3. Collateral Available Funds:	$995,174.87

a. Excess Spread:	$995,174.87

4. Total Excess Spread:	$8,264,451.80

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2005-8 Allocable Principal Collections:	$183,131,783.59

3. Principal Allocation Percentage of Series 2005-8 Allocable Principal Collections:	$137,515,899.19

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$137,515,899.19

6. Shared Principal Collections from other Series allocated to Series 2005-8:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,211,926.43

8. Available Principal Collections (total of items 5., 6. & 7.):	$140,727,825.62

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$45,000,000.00

2. Required Collateral Invested Amount:	$45,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$140,727,825.62

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-8.
1. Excess Spread:	$8,264,451.80
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$240,894.48
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$22,525.20
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$289,073.38
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.41

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-8.

1. Excess Spread:	$8,264,451.80
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$240,894.48
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$22,525.20
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$289,073.38
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.41

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2058%
b. Prior Monthly Period:	2.2672%

c. Second Prior Monthly Period:	2.4082%
2. Three Month Average Base Rate:	2.2937%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8977%
b. Prior Monthly Period:	18.4740%
c. Second Prior Monthly Period:	16.7546%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7088%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2006-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,331,713,530.37	1,000,000,000.00	331,713,530.37
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	30,289,386.60	22,744,671.36	7,544,715.24
Collections of Principal Receivables	366,263,567.18	275,031,798.38	91,231,768.80
Defaulted Amount	8,554,731.76	6,423,852.85	2,130,878.91

Ending Invested Amount / Transferor Amount	1,287,557,121.87	1,000,000,000.00	287,557,121.87

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2631%	0.3731%	0.5131%
Monthly Interest Due	195,300.93	24,875.33	41,050.40	261,226.66
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	195,300.93	24,875.33	41,050.40	261,226.66
Investor Default Amount	5,363,917.13	481,788.96	578,146.76	6,423,852.85
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,950,884.73	631,664.29	769,197.16	8,351,746.18

Reallocated Investor Finance Charge Collections	22,108,996.98
Interest and Principal Funding Investment Proceed	0.00
Interest on Reserve Account	0.00
Series Adjusted Portfolio Yield	17.8909%
Base Rate	2.1990%
Excess Spread Percentage	16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Distributions of Interest	195,300.93	24,875.33	41,050.40	261,226.66
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	195,300.93	24,875.33	41,050.40	261,226.66
Ending Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.23

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.33

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.33

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$13,798,301.20

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$41,050.40

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,757,250.80

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$18,461,012.48

a. Class A Monthly Interest:	$195,300.93
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,363,917.13
e. Excess Spread:	$12,901,794.42

2. Class B Available Funds:	$1,658,174.77

a. Class B Monthly Interest:	$24,875.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,633,299.44

3. Collateral Available Funds:	$1,989,809.73

a. Excess Spread:	$1,989,809.73

4. Total Excess Spread:	$16,524,903.59

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2006-1 Allocable Principal Collections:	$366,263,567.18

3. Principal Allocation Percentage of Series 2006-1 Allocable Principal Collections:	$275,031,798.38

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$275,031,798.38

6. Shared Principal Collections from other Series allocated to Series 2006-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$6,423,852.85

8. Available Principal Collections (total of items 5., 6. & 7.):	$281,455,651.23

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$90,000,000.00

2. Required Collateral Invested Amount:	$90,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$281,455,651.23

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.

1. Excess Spread:	$16,524,903.59
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$481,788.96
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$41,050.40
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$578,146.76
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,757,250.80

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-1.

1. Excess Spread:	$16,524,903.59
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$481,788.96
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$41,050.40
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$578,146.76
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,757,250.80

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.1990%
b. Prior Monthly Period:	2.2603%

c. Second Prior Monthly Period:	2.4014%
2. Three Month Average Base Rate:	2.2869%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8909%
b. Prior Monthly Period:	18.4670%
c. Second Prior Monthly Period:	16.7480%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7019%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	665,856,765.19	500,000,000.00	165,856,765.19
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	15,144,693.30	11,372,335.68	3,772,357.62
Collections of Principal Receivables	183,131,783.59	137,515,899.19	45,615,884.40
Defaulted Amount	4,277,365.88	3,211,926.43	1,065,439.45

Ending Invested Amount / Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon January 15, 2010 - February 15, 2010	5.3500%	5.5500%	5.6500%
Monthly Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Investor Default Amount	2,810,435.63	176,655.95	224,834.85	3,211,926.43
Investor Monthly Fees Due	729,166.67	45,833.33	58,333.33	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,490,123.13	349,676.78	447,959.85	6,287,759.76

Reallocated Investor Finance Charge Collections				11,372,335.68
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.6159%
Base Rate				7.0167%
Excess Spread Percentage				12.2030%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00
Distributions of Interest	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Ending Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$4.46

2. The amount of the distribution in respect of Class A Monthly Interest:	$4.46

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$4.63

2. The amount of the distribution in respect of Class B Monthly Interest:	$4.63

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$5,249,367.59

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$164,791.67

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,084,575.92

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,950,793.72

a. Class A Monthly Interest:	$1,950,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,810,435.63
e. Excess Spread:	$5,189,837.26

2. Class B Available Funds:	$625,478.46

a. Class B Monthly Interest:	$127,187.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$498,290.96

3. Collateral Available Funds:	$796,063.50

a. Excess Spread:	$796,063.50

4. Total Excess Spread:	$6,484,191.72

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2006-2 Allocable Principal Collections:	$183,131,783.59

3. Principal Allocation Percentage of Series 2006-2 Allocable Principal Collections:	$137,515,899.19

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$137,515,899.19

6. Shared Principal Collections from other Series allocated to Series 2006-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,211,926.43

8. Available Principal Collections (total of items 5., 6. & 7.):	$140,727,825.62

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$35,000,000.00

2. Required Collateral Invested Amount:	$35,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$140,727,825.62

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.
1. Excess Spread:	$6,484,191.72
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$176,655.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$164,791.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$224,834.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,084,575.92

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-I Allocated to Series 2006-2.

1. Excess Spread:	$6,484,191.72
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-I	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$176,655.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$164,791.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$224,834.85
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,084,575.92

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	7.0167%
b. Prior Monthly Period:	7.2431%

c. Second Prior Monthly Period:	7.7426%
2. Three Month Average Base Rate:	7.3342%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.6159%
b. Prior Monthly Period:	19.2575%
c. Second Prior Monthly Period:	17.4875%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4537%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	799,028,118.22	600,000,000.00	199,028,118.22
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	18,173,631.96	13,646,802.82	4,526,829.14
Collections of Principal Receivables	219,758,140.31	165,019,079.03	54,739,061.28
Defaulted Amount	5,132,839.06	3,854,311.71	1,278,527.35

Ending Invested Amount / Transferor Amount	772,534,273.12	600,000,000.00	172,534,273.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2531%	0.3531%	0.5131%
Monthly Interest Due	112,727.23	14,125.20	24,630.24	151,482.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	112,727.23	14,125.20	24,630.24	151,482.67
Investor Default Amount	3,218,350.28	289,073.38	346,888.05	3,854,311.71
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,166,077.51	378,198.58	461,518.29	5,005,794.38

Reallocated Investor Finance Charge Collections				13,260,144.86
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8809%
Base Rate				2.1890%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	112,727.23	14,125.20	24,630.24	151,482.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	112,727.23	14,125.20	24,630.24	151,482.67
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.23

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.31

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,278,980.72

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$24,630.24

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,254,350.48

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$11,072,220.96

a. Class A Monthly Interest:	$112,727.23
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,218,350.28
e.Excess Spread:	$7,741,143.45

2. Class B Available Funds:	$994,510.86

a.Class B Monthly Interest:	$14,125.20
b.Class B Outstanding Monthly Interest:	$0.00
c.Class B Additional Interest:	$0.00
d.Excess Spread:	$980,385.66

3. Collateral Available Funds:	$1,193,413.04

a.Excess Spread:	$1,193,413.04

4. Total Excess Spread:	$9,914,942.15

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2006-3 Allocable Principal Collections:	$219,758,140.31

3. Principal Allocation Percentage of Series 2006-3 Allocable Principal Collections:	$165,019,079.03

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$165,019,079.03

6. Shared Principal Collections from other Series allocated to Series 2006-3:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,854,311.71

8. Available Principal Collections (total of items 5., 6. & 7.):	$168,873,390.74

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$54,000,000.00

2. Required Collateral Invested Amount:	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$168,873,390.74

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.

1. Excess Spread:	$9,914,942.15
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$289,073.38
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$24,630.24
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$346,888.05
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,254,350.48

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-3.

1. Excess Spread:	$9,914,942.15
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$289,073.38
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$24,630.24
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$346,888.05
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,254,350.48

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.1890%
b. Prior Monthly Period:	2.2503%

c. Second Prior Monthly Period:	2.3914%
2. Three Month Average Base Rate:	2.2769%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8809%
b. Prior Monthly Period:	18.4566%
c. Second Prior Monthly Period:	16.7384%
4. Three Month Average Series Adjusted Portfolio Yield:	17.6920%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2006-B Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	932,199,471.26	700,000,000.00	232,199,471.26
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	21,202,570.62	15,921,269.96	5,281,300.66
Collections of Principal Receivables	256,384,497.03	192,522,258.87	63,862,238.16
Defaulted Amount	5,988,312.23	4,496,696.99	1,491,615.24

Ending Invested Amount / Transferor Amount	901,289,985.31	700,000,000.00	201,289,985.31

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2731%	0.3831%	0.5231%
Monthly Interest Due	141,906.21	17,879.40	29,295.28 18	189,080.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	141,906.21	17,879.40	29,295.28	189,080.89
Investor Default Amount	3,754,741.99	337,252.27	404,702.73	4,496,696.99
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,870,814.87	442,631.67	538,998.01	5,852,444.55

Reallocated Investor Finance Charge Collections				15,482,520.11
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9010%
Base Rate				2.2091%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	141,906.21	17,879.40	29,295.28	189,080.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	141,906.21	17,879.40	29,295.28	189,080.89
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.24

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.34

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.34

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$9,659,370.84

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,295.28

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,630,075.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,927,904.29

a. Class A Monthly Interest:	$141,906.21
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,754,741.99
e. Excess Spread:	$9,031,256.09

2. Class B Available Funds:	$1,161,189.01

a. Class B Monthly Interest:	$17,879.40
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,143,309.61

3. Collateral Available Funds:	$1,393,426.81

a. Excess Spread:	$1,393,426.81

4. Total Excess Spread:	$11,567,992.51

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2006-B Allocable Principal Collections:	$256,384,497.03

3. Principal Allocation Percentage of Series 2006-B Allocable Principal Collections:	$192,522,258.87

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$192,522,258.87

6. Shared Principal Collections from other Series allocated to Series 2006-B:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,496,696.99

8. Available Principal Collections (total of items 5., 6. & 7.):	$197,018,955.86

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$63,000,000.00

2. Required Collateral Invested Amount:	$63,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$197,018,955.86

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-B.

1. Excess Spread:	$11,567,992.51
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$337,252.27
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$29,295.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$404,702.73
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,630,075.56

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-B.

1. Excess Spread:	$11,567,992.51
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$337,252.27
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$29,295.28
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$404,702.73
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,630,075.56

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2091%
b. Prior Monthly Period:	2.2705%

c. Second Prior Monthly Period:	2.4115%

2. Three Month Average Base Rate:	2.2970%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9010%
b. Prior Monthly Period:	18.4774%
c. Second Prior Monthly Period:	16.7578%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7121%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	665,856,765.19	500,000,000.00	165,856,765.19
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	15,144,693.30	11,372,335.68	3,772,357.62
Collections of Principal Receivables	183,131,783.59	137,515,899.19	45,615,884.40
Defaulted Amount	4,277,365.88	3,211,926.43	1,065,439.45

Ending Invested Amount / Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2531%	0.3431%	0.5031%
Monthly Interest Due	99,001.96	8,387.62	14,534.87	121,924.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	99,001.96	8,387.62	14,534.87	121,924.45
Investor Default Amount	2,826,495.26	176,655.95	208,775.22	3,211,926.43
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,658,830.55	230,876.90	277,476.76	4,167,184.21

Reallocated Investor Finance Charge Collections				11,045,809.61
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8710%
Base Rate				2.1792%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	99,001.96	8,387.62	14,534.87	121,924.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	99,001.96	8,387.62	14,534.87	121,924.45
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.23

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.31

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,893,160.27

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$14,534.87

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,878,625.40

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,720,312.46

a. Class A Monthly Interest:	$99,001.96
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,826,495.26
e.Excess Spread:	$6,794,815.24

2. Class B Available Funds:	$607,519.53

a. Class B Monthly Interest:	$8,387.62
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$599,131.91

3. Collateral Available Funds:	$717,977.62

a. Excess Spread:	$717,977.62

4. Total Excess Spread:	$8,111,924.77

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2007-1 Allocable Principal Collections:	$183,131,783.59

3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$137,515,899.19

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$137,515,899.19

6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,211,926.43

8. Available Principal Collections (total of items 5., 6. & 7.):	$140,727,825.62

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$140,727,825.62

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.

1. Excess Spread:	$8,111,924.77
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$176,655.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$14,534.87
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$208,775.22
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.40

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.

1. Excess Spread:	$8,111,924.77
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$176,655.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$14,534.87
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$208,775.22
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.40

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.1792%
b. Prior Monthly Period:	2.2405%
c.Second Prior Monthly Period:	2.3815%
2. Three Month Average Base Rate:	2.2671%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8710%
b. Prior Monthly Period:	18.4465%
c. Second Prior Monthly Period:	16.7288%
4. Three Month Average Series Adjusted Portfolio Yield:	17.6821%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	665,856,765.19	500,000,000.00	165,856,765.19
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	15,144,693.30	11,372,335.68	3,772,357.62
Collections of Principal Receivables	183,131,783.59	137,515,899.19	45,615,884.40
Defaulted Amount	4,277,365.88	3,211,926.43	1,065,439.45

Ending Invested Amount / Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2831%	0.4131%	0.5831%
Monthly Interest Due	110,735.29	10,098.73	16,845.98	137,680.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	110,735.29	10,098.73	16,845.98	137,680.00
Investor Default Amount	2,826,495.26	176,655.95	208,775.22	3,211,926.43
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,670,563.88	232,588.01	279,787.87	4,182,939.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Reallocated Investor Finance Charge Collections				11,061,565.16
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9070%
Base Rate				2.2151%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	110,735.29	10,098.73	16,845.98	137,680.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	110,735.29	10,098.73	16,845.98	137,680.00
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.25

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.37

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.37

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,895,471.38

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,845.98

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,878,625.40

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,734,177.34

a. Class A Monthly Interest:	$110,735.29
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,826,495.26
e. Excess Spread:	$6,796,946.79

2. Class B Available Funds:	$608,386.08

a. Class B Monthly Interest:	$10,098.73
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$598,287.35

3. Collateral Available Funds:	$719,001.74

a. Excess Spread:	$719,001.74

4. Total Excess Spread:	$8,114,235.88

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2007-2 Allocable Principal Collections:	$183,131,783.59

3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$137,515,899.19

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$137,515,899.19

6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,211,926.43

8. Available Principal Collections (total of items 5., 6. & 7.):	$140,727,825.62

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$140,727,825.62

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$8,114,235.88
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$176,655.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,845.98
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$208,775.22
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.40

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.
1. Excess Spread:	$8,114,235.88
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$176,655.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,845.98
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$208,775.22
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.40

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.2151%
b. Prior Monthly Period:	2.2764%

c. Second Prior Monthly Period:	2.4175%
2. Three Month Average Base Rate:	2.3030%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9070%
b. Prior Monthly Period:	18.4836%
c. Second Prior Monthly Period:	16.7636%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7181%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	799,028,118.22	600,000,000.00	199,028,118.22
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	18,173,631.96	13,646,967.09	4,526,829.14
Collections of Principal Receivables	219,758,140.31	165,019,079.03	54,739,061.28
Defaulted Amount	5,132,839.06	3,854,311.71	1,278,527.35
Ending Invested Amount / Transferor Amount	772,534,273.12	600,000,000.00	172,534,273.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,640,000.00	0.00	0.00	2,640,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	2,640,000.00	0.00	0.00	2,640,000.00
Required Reserve Account Amount	2,640,000.00	0.00	0.00	2,640,000.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2331%	0.3231%	0.4831%
Monthly Interest Due	109,415.68	9,478.48	16,748.51	135,642.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	109,415.68	9,478.48	16,748.51	135,642.67
Investor Default Amount	3,391,794.31	211,987.14	250,530.26	3,854,311.71
Investor Monthly Fees Due	880,000.00	55,000.00	65,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,381,209.99	276,465.62	332,278.77	4,989,954.38

Reallocated Investor Finance Charge Collections				13,244,304.86
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				164.27
Series Adjusted Portfolio Yield				17.8511%
Base Rate				2.1589%
Excess Spread Percentage				16.5090%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	528,000,000.00	33,000,000.00	39,000,000.00	600,000,000.00
Distributions of Interest	109,415.68	9,478.48	16,748.51	135,642.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	109,415.68	9,478.48	16,748.51	135,642.67
Ending Certificates Balance	528,000,000.00	33,000,000.00	39,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.21

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.21

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.29

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.29

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,271,263.25

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,748.51

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,254,514.74

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$11,655,132.83

a. Class A Monthly Interest:	$109,415.68
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,391,794.31
e. Excess Spread:	$8,153,922.84

2. Class B Available Funds:	$728,445.80

a. Class B Monthly Interest:	$9,478.48
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$718,967.32

3. Collateral Available Funds:	$860,890.49

a. Excess Spread:	$860,890.49

4. Total Excess Spread:	$9,733,780.65

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2007-3 Allocable Principal Collections:	$219,758,140.31

3. Principal Allocation Percentage of Series 2007-3 Allocable Principal Collections:	$165,019,079.03

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$165,019,079.03

6. Shared Principal Collections from other Series allocated to Series 2007-3:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,854,311.71

8. Available Principal Collections (total of items 5., 6. & 7.):	$168,873,390.74

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$39,000,000.00

2. Required Collateral Invested Amount:	$39,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$168,873,390.74

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-3.
1. Excess Spread:	$9,733,780.65
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$211,987.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,748.51
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$250,530.26
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,254,514.74

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-3.

1. Excess Spread:	$9,733,780.65
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$211,987.14
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,748.51
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$250,530.26
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,254,514.74

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.1589%
b. Prior Monthly Period:	2.2202%

c. Second Prior Monthly Period:	2.3613%
2. Three Month Average Base Rate:	2.2468%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8511%
b. Prior Monthly Period:	18.4259%
c. Second Prior Monthly Period:	16.7092%
4. Three Month Average Series Adjusted Portfolio Yield:	17.6621%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,065,370,824.30	800,000,000.00	265,370,824.30
Beginning Adjusted Invested Amount	N/A	800,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	24,231,509.28	18,195,737.09	6,035,772.19
Collections of Principal Receivables	293,010,853.75	220,025,438.70	72,985,415.05
Defaulted Amount	6,843,785.41	5,139,082.28	1,704,703.13

Ending Invested Amount / Transferor Amount	1,030,045,697.50	800,000,000.00	230,045,697.50

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	3,520,000.00	0.00	0.00	3,520,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	3,520,000.00	0.00	0.00	3,520,000.00
Required Reserve Account Amount	3,520,000.00	0.00	0.00	3,520,000.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2231%	0.3231%	0.4931%
Monthly Interest Due	139,629.80	12,637.97	22,793.56	175,061.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	139,629.80	12,637.97	22,793.56	175,061.33
Investor Default Amount	4,522,392.40	282,649.53	334,040.35	5,139,082.28
Investor Monthly Fees Due	1,173,333.33	73,333.33	86,666.67	1,333,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,835,355.53	368,620.83	443,500.58	6,647,476.94

Reallocated Investor Finance Charge Collections				17,653,277.58
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8425%
Base Rate				2.1506%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	704,000,000.00	44,000,000.00	52,000,000.00	800,000,000.00
Distributions of Interest	139,629.80	12,637.97	22,793.56	175,061.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	139,629.80	12,637.97	22,793.56	175,061.33
Ending Certificates Balance	704,000,000.00	44,000,000.00	52,000,000.00	800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.20

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.20

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.29

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.29

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$7,508,594.20

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$22,793.56

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,485,800.64

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$15,534,884.27

a. Class A Monthly Interest:	$139,629.80
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,522,392.40
e. Excess Spread:	$10,872,862.07

2. Class B Available Funds:	$970,930.27

a. Class B Monthly Interest:	$12,637.97
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$958,292.30

3. Collateral Available Funds:	$1,147,463.04

a. Excess Spread:	$1,147,463.04

4. Total Excess Spread:	$12,978,617.41

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2007-4 Allocable Principal Collections:	$293,010,853.75

3. Principal Allocation Percentage of Series 2007-4 Allocable Principal Collections:	$220,025,438.70

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$220,025,438.70

6. Shared Principal Collections from other Series allocated to Series 2007-4:	$0.00

7. Other amounts treated as Available Principal Collections:	$5,139,082.28

8. Available Principal Collections (total of items 5., 6. & 7.):	$225,164,520.98

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$52,000,000.00

2. Required Collateral Invested Amount:	$52,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$225,164,520.98

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-4.
1. Excess Spread:	$12,978,617.41
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$282,649.53
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$22,793.56
9. Applied to unpaid Monthly Servicing Fee:	$1,333,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$334,040.35
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$3,520,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,485,800.64

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-4.

1. Excess Spread:	$12,978,617.41
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$282,649.53
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$22,793.56
10. Applied to unpaid Monthly Servicing Fee:	$1,333,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$334,040.35
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$3,520,000.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,485,800.64

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.1506%
b. Prior Monthly Period:	2.2120%

c. Second Prior Monthly Period:	2.3530%
2. Three Month Average Base Rate:	2.2385%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8425%
b. Prior Monthly Period:	18.4170%
c. Second Prior Monthly Period:	16.7013%
4. Three Month Average Series Adjusted Portfolio Yield:	17.6536%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	665,856,765.19	500,000,000.00	165,856,765.19
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	15,144,693.30	11,372,335.68	3,772,357.62
Collections of Principal Receivables	183,131,783.59	137,515,899.19	45,615,884.40
Defaulted Amount	4,277,365.88	3,211,926.43	1,065,439.45

Ending Invested Amount / Transferor Amount	643,778,560.94	500,000,000.00	143,778,560.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2631%	0.3831%	0.5831%
Monthly Interest Due	102,913.07	9,365.40	16,845.98	129,124.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	102,913.07	9,365.40	16,845.98	129,124.45
Investor Default Amount	2,826,495.26	176,655.95	208,775.22	3,211,926.43
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,662,741.66	231,854.68	279,787.87	4,174,384.21

Reallocated Investor Finance Charge Collections				11,053,009.61
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8875%
Base Rate				2.1956%
Excess Spread Percentage				16.5087%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total

Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	102,913.07	9,365.40	16,845.98	129,124.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	102,913.07	9,365.40	16,845.98	129,124.45
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.23

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.34

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.34

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$6,895,471.38

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,845.98

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,878,625.40

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$9,726,648.46

a. Class A Monthly Interest:	$102,913.07
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,826,495.26
e. Excess Spread:	$6,797,240.13

2. Class B Available Funds:	$607,915.53

a. Class B Monthly Interest:	$9,365.40
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$598,550.13

3. Collateral Available Funds:	$718,445.62

a. Excess Spread:	$718,445.62

4. Total Excess Spread:	$8,114,235.88

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2007-5 Allocable Principal Collections:	$183,131,783.59

3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$137,515,899.19

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$137,515,899.19

6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,211,926.43

8. Available Principal Collections (total of items 5., 6. & 7.):	$140,727,825.62

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$32,500,000.00

2. Required Collateral Invested Amount:	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$140,727,825.62

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$8,114,235.88
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$176,655.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,845.98
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$208,775.22
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.40

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.

1. Excess Spread:	$8,114,235.88
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$176,655.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,845.98
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$208,775.22
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,878,625.40

O. Yield and Base Rate.

1. Base Rate:

a. Current Monthly Period:	2.1956%
b. Prior Monthly Period:	2.2569%

c. Second Prior Monthly Period:	2.3980%
2. Three Month Average Base Rate:	2.2835%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8875%
b. Prior Monthly Period:	18.4635%
c. Second Prior Monthly Period:	16.7447%
4. Three Month Average Series Adjusted Portfolio Yield:	17.6986%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-6 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,331,713,530.37	1,000,000,000.00	331,713,530.37
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	30,289,386.60	22,744,671.36	7,544,715.24
Collections of Principal Receivables	366,263,567.18	275,031,798.38	91,231,768.80
Defaulted Amount	8,554,731.76	6,423,852.85	2,130,878.91

Ending Invested Amount / Transferor Amount	1,287,557,121.87	1,000,000,000.00	287,557,121.87

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2331%	0.3331%	0.5131%
Monthly Interest Due	182,359.47	16,286.36	29,647.51	228,293.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	182,359.47	16,286.36	29,647.51	228,293.34
Investor Default Amount	5,652,990.50	353,311.91	417,550.44	6,423,852.85
Investor Monthly Fees Due	1,466,666.67	91,666.67	108,333.33	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,302,016.64	461,264.94	555,531.28	8,318,812.86

Reallocated Investor Finance Charge Collections				22,076,063.66
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8533%
Base Rate				2.1614%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	880,000,000.00	55,000,000.00	65,000,000.00	1,000,000,000.00
Distributions of Interest	182,359.47	16,286.36	29,647.51	228,293.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	182,359.47	16,286.36	29,647.51	228,293.34
Ending Certificates Balance	880,000,000.00	55,000,000.00	65,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.21

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.21

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.30

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.30

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$13,786,898.31

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,647.51

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,757,250.80

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$19,426,936.02

a. Class A Monthly Interest:	$182,359.47
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,652,990.50
e. Excess Spread:	$13,591,586.05

2. Class B Available Funds:	$1,214,183.50

a. Class B Monthly Interest:	$16,286.36
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,197,897.14

3. Collateral Available Funds:	$1,434,944.14

a. Excess Spread:	$1,434,944.14

4. Total Excess Spread:	$16,224,427.33

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2007-6 Allocable Principal Collections:	$366,263,567.18

3. Principal Allocation Percentage of Series 2007-6 Allocable Principal Collections:	$275,031,798.38

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$275,031,798.38

6. Shared Principal Collections from other Series allocated to Series 2007-6:	$0.00
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$29,647.51

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$65,000,000.00

2. Required Collateral Invested Amount:	$65,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$281,455,651.23

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-6.
1. Excess Spread:	$16,224,427.33
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$353,311.91
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$29,647.51
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$417,550.44
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,757,250.80

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-6.

1. Excess Spread:	$16,224,427.33
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$353,311.91
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$29,647.51
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$417,550.44
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,757,250.80

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.1614%
b. Prior Monthly Period:	2.2228%

c. Second Prior Monthly Period:	2.3638%
2. Three Month Average Base Rate:	2.2493%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8533%
b. Prior Monthly Period:	18.4281%
c. Second Prior Monthly Period:	16.7117%
4. Three Month Average Series Adjusted Portfolio Yield:	17.6644%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,198,542,177.34	900,000,000.00	298,542,177.34
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	27,260,447.94	20,470,204.23	6,790,243.71
Collections of Principal Receivables	329,637,210.47	247,528,618.54	82,108,591.93
Defaulted Amount	7,699,258.59	5,781,467.57	1,917,791.02

Ending Invested Amount / Transferor Amount	1,158,801,409.68	900,000,000.00	258,801,409.68

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.2731%	0.4031%	0.6231%
Monthly Interest Due	192,283.52	17,737.72	32,402.76	242,424.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	192,283.52	17,737.72	32,402.76	242,424.00
Investor Default Amount	5,087,691.46	317,980.72	375,795.39	5,781,467.57
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,599,974.98	418,218.44	505,698.15	7,523,891.57

Reallocated Investor Finance Charge Collections				19,905,417.29
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9001%
Base Rate				2.2083%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	192,283.52	17,737.72	32,402.76	242,424.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	192,283.52	17,737.72	32,402.76	242,424.00
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.24

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.36

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.36

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$12,413,928.48

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$32,402.76

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,381,525.72

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$17,516,767.22

a. Class A Monthly Interest:	$192,283.52
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,087,691.46
e. Excess Spread:	$12,236,792.24

2. Class B Available Funds:	$1,094,797.95

a. Class B Monthly Interest:	$17,737.72
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,077,060.23

3. Collateral Available Funds:	$1,293,852.12

a. Excess Spread:	$1,293,852.12

4. Total Excess Spread:	$14,607,704.59

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2007-7 Allocable Principal Collections:	$329,637,210.47

3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$247,528,618.54

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$247,528,618.54

6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$5,781,467.57

8. Available Principal Collections (total of items 5., 6. & 7.):	$253,310,086.11

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$58,500,000.00

2. Required Collateral Invested Amount:	$58,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$253,310,086.11

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$14,607,704.59
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$317,980.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$32,402.76
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$375,795.39
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,381,525.72

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.

1. Excess Spread:	$14,607,704.59
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$317,980.72
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$32,402.76
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$375,795.39
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,381,525.72

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2083%
b. Prior Monthly Period:	2.2696%

c. Second Prior Monthly Period:	2.4106%
2. Three Month Average Base Rate:	2.2962%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9001%
b. Prior Monthly Period:	18.4766%
c. Second Prior Monthly Period:	16.7570%
4. Three Month Average Series Adjusted Portfolio Yield:	17.7112%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,598,056,236.45	1,200,000,000.00	398,056,236.45
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	36,347,263.92	27,293,605.64	9,053,658.28
Collections of Principal Receivables	439,516,280.62	330,038,158.05	109,478,122.57
Defaulted Amount	10,265,678.12	7,708,623.43	2,557,054.69

Ending Invested Amount / Transferor Amount	1,545,068,546.25	1,200,000,000.00	345,068,546.25

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.5331%	0.9331%	1.5331%
Monthly Interest Due	500,431.36	54,743.63	106,297.01	661,472.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	500,431.36	54,743.63	106,297.01	661,472.00
Investor Default Amount	6,783,588.62	423,974.29	501,060.52	7,708,623.43
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,044,019.98	588,717.92	737,357.53	10,370,095.43

Reallocated Investor Finance Charge Collections				26,878,796.39
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.2216%
Base Rate				2.5298%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	500,431.36	54,743.63	106,297.01	661,472.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	500,431.36	54,743.63	106,297.01	661,472.00
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.47

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.47

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.83

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.83

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$16,614,997.97

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$106,297.01

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,508,700.96

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$23,653,340.82

a. Class A Monthly Interest:	$500,431.36
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,783,588.62
e. Excess Spread:	$16,369,320.84

2. Class B Available Funds:	$1,478,333.80

a. Class B Monthly Interest:	$54,743.63
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,423,590.17

3. Collateral Available Funds:	$1,747,121.77

a. Excess Spread:	$1,747,121.77

4. Total Excess Spread:	$19,540,032.78

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2007-8 Allocable Principal Collections:	$439,516,280.62

3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$330,038,158.05

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$330,038,158.05

6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00

7. Other amounts treated as Available Principal Collections:	$7,708,623.43

8. Available Principal Collections (total of items 5., 6. & 7.):	$337,746,781.48

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$78,000,000.00

2. Required Collateral Invested Amount:	$78,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$337,746,781.48

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.

1. Excess Spread:	$19,540,032.78
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$423,974.29
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$106,297.01
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$501,060.52
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,508,700.96

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.

1. Excess Spread:	$19,540,032.78
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$423,974.29
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$106,297.01
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$501,060.52
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,508,700.96

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.5298%
b. Prior Monthly Period:	2.5911%

c. Second Prior Monthly Period:	2.7321%
2. Three Month Average Base Rate:	2.6177%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.2216%
b. Prior Monthly Period:	18.8088%
c. Second Prior Monthly Period:	17.0678%
4. Three Month Average Series Adjusted Portfolio Yield:	18.0327%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,828,676,399.82	2,875,000,000.00	953,676,399.82
Beginning Adjusted Invested Amount	N/A	2,875,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	87,081,986.47	65,390,930.17	21,691,056.30
Collections of Principal Receivables	1,053,007,755.65	790,716,420.34	262,291,335.31
Defaulted Amount	24,594,853.82	18,468,576.96	6,126,276.86

Ending Invested Amount / Transferor Amount	3,701,726,725.38	2,875,000,000.00	826,726,725.38

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	0.6831%	1.5831%	2.7331%
Monthly Interest Due	1,536,283.47	222,517.72	454,003.26	2,212,804.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,536,283.47	222,517.72	454,003.26	2,212,804.45
Investor Default Amount	16,252,347.73	1,015,771.73	1,200,457.50	18,468,576.96
Investor Monthly Fees Due	4,216,666.67	263,541.67	311,458.33	4,791,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	22,005,297.87	1,501,831.12	1,965,919.09	25,473,048.08

Reallocated Investor Finance Charge Collections				65,025,144.12
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.4708%
Base Rate				2.7789%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,530,000,000.00	158,125,000.00	186,875,000.00	2,875,000,000.00
Distributions of Interest	1,536,283.47	222,517.72	454,003.26	2,212,804.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,536,283.47	222,517.72	454,003.26	2,212,804.45
Ending Certificates Balance	2,530,000,000.00	158,125,000.00	186,875,000.00	2,875,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.61

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.61

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$1.41

2. The amount of the distribution in respect of Class B Monthly Interest:	$1.41

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$40,006,099.31

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$454,003.26

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$39,552,096.05

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$57,222,126.83

a. Class A Monthly Interest:	$1,536,283.47
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$16,252,347.73
e. Excess Spread:	$39,433,495.63

2. Class B Available Funds:	$3,576,382.93

a. Class B Monthly Interest:	$222,517.72
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$3,353,865.21

3. Collateral Available Funds:	$4,226,634.37

a. Excess Spread:	$4,226,634.37

4. Total Excess Spread:	$47,013,995.21

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2008-1 Allocable Principal Collections:	$1,053,007,755.65

3. Principal Allocation Percentage of Series 2008-1 Allocable Principal Collections:	$790,716,420.34

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$790,716,420.34

6. Shared Principal Collections from other Series allocated to Series 2008-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$18,468,576.96

8. Available Principal Collections (total of items 5., 6. & 7.):	$809,184,997.30

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$186,875,000.00

2. Required Collateral Invested Amount:	$186,875,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$809,184,997.30

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-1.
1. Excess Spread:	$47,013,995.21
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$1,015,771.73
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$454,003.26
9. Applied to unpaid Monthly Servicing Fee:	$4,791,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$1,200,457.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$39,552,096.05

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-1.

1. Excess Spread:	$47,013,995.21
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$1,015,771.73
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$454,003.26
10. Applied to unpaid Monthly Servicing Fee:	$4,791,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$1,200,457.50
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$39,552,096.05

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.7789%
b. Prior Monthly Period:	2.8403%

c. Second Prior Monthly Period:	2.9813%
2. Three Month Average Base Rate:	2.8668%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.4708%
b. Prior Monthly Period:	19.0662%
c. Second Prior Monthly Period:	17.3086%
4. Three Month Average Series Adjusted Portfolio Yield:	18.2819%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,815,975,175.13	1,363,638,000.00	452,337,175.13
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	41,303,758.56	31,015,498.17	10,288,260.39
Collections of Principal Receivables	499,450,918.23	375,043,811.48	124,407,106.75
Defaulted Amount	11,665,557.31	8,759,809.86	2,905,747.45

Ending Invested Amount / Transferor Amount	1,755,761,818.55	1,363,638,000.00	392,123,818.55

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	1.4931%	3.9831%	5.2331%
Monthly Interest Due	1,592,672.00	265,545.54	412,310.17	2,270,527.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,592,672.00	265,545.54	412,310.17	2,270,527.71
Investor Default Amount	7,708,623.42	481,795.39	569,391.05	8,759,809.86
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,301,295.42	872,342.60	1,129,429.55	13,303,067.57

Reallocated Investor Finance Charge Collections				32,062,977.53
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4921%
Base Rate				3.8002%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,592,672.00	265,545.54	412,310.17	2,270,527.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,592,672.00	265,545.54	412,310.17	2,270,527.71
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.33

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.33

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.54

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.54

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$19,172,220.13

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$412,310.17

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,759,909.96

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$28,215,386.37

a. Class A Monthly Interest:	$1,592,672.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$7,708,623.42
e. Excess Spread:	$18,914,090.95

2. Class B Available Funds:	$1,763,485.16

a. Class B Monthly Interest:	$265,545.54
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,497,939.62

3. Collateral Available Funds:	$2,084,106.00

a. Excess Spread:	$2,084,106.00

4. Total Excess Spread:	$22,496,136.57

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2008-2 Allocable Principal Collections:	$499,450,918.23

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$375,043,811.48

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$375,043,811.48

6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$8,759,809.86

8. Available Principal Collections (total of items 5., 6. & 7.):	$383,803,621.34

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$88,637,000.00

2. Required Collateral Invested Amount:	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$383,803,621.34

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.
1. Excess Spread:	$22,496,136.57
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$481,795.39
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$412,310.17
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$569,391.05
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$18,759,909.96

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.

1. Excess Spread:	$22,496,136.57
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$481,795.39
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$412,310.17
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$569,391.05
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$18,759,909.96

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.8002%
b. Prior Monthly Period:	3.8616%

c. Second Prior Monthly Period:	4.0026%
2. Three Month Average Base Rate:	3.8881%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.4921%
b. Prior Monthly Period:	20.1216%
c. Second Prior Monthly Period:	18.2959%
4. Three Month Average Series Adjusted Portfolio Yield:	19.3032%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	809,623,231.07	607,956,000.00	201,667,231.07
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	18,414,614.32	13,827,759.42	4,586,854.90
Collections of Principal Receivables	222,672,133.25	167,207,232.01	55,464,901.24
Defaulted Amount	5,200,900.50	3,905,419.88	1,295,480.62

Ending Invested Amount / Transferor Amount	782,778,077.58	607,956,000.00	174,822,077.58

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	1.6331%	4.4831%	6.7331%
Monthly Interest Due	776,644.04	133,250.58	236,515.41	1,146,410.03
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	776,644.04	133,250.58	236,515.41	1,146,410.03
Investor Default Amount	3,436,761.27	214,800.79	253,857.82	3,905,419.88
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,105,071.98	403,781.37	556,236.56	6,065,089.91

Reallocated Investor Finance Charge Collections				14,428,893.08
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.7438%
Base Rate				4.0519%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	776,644.04	133,250.58	236,515.41	1,146,410.03
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	776,644.04	133,250.58	236,515.41	1,146,410.03
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.45

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.45

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.99

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.99

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,600,318.58

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$236,515.41

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,363,803.17

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,697,395.53

a. Class A Monthly Interest:	$776,644.04
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,436,761.27
e. Excess Spread:	$8,483,990.22

2. Class B Available Funds:	$793,599.09

a. Class B Monthly Interest:	$133,250.58
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$660,348.51

3. Collateral Available Funds:	$937,898.46

a. Excess Spread:	$937,898.46

4. Total Excess Spread:	$10,082,237.19

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2008-4 Allocable Principal Collections:	$222,672,133.25

3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$167,207,232.01

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$167,207,232.01

6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,905,419.88

8. Available Principal Collections (total of items 5., 6. & 7.):	$171,112,651.89

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$39,518,000.00

2. Required Collateral Invested Amount:	$39,518,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$171,112,651.89

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$10,082,237.19
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$214,800.79
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$236,515.41
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$253,857.82
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,363,803.17

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.

1. Excess Spread:	$10,082,237.19
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$214,800.79
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$236,515.41
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$253,857.82
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,363,803.17

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.0519%
b. Prior Monthly Period:	4.1132%

c. Second Prior Monthly Period:	4.2543%
2. Three Month Average Base Rate:	4.1398%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.7438%
b. Prior Monthly Period:	20.3816%
c. Second Prior Monthly Period:	18.5391%
4. Three Month Average Series Adjusted Portfolio Yield:	19.5548%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,210,648,785.04	909,091,000.00	301,557,785.04
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	27,535,808.75	20,676,976.03	6,858,832.72
Collections of Principal Receivables	332,966,912.55	250,028,932.62	82,937,979.93
Defaulted Amount	7,777,029.65	5,839,866.81	1,937,162.84

Ending Invested Amount / Transferor Amount	1,170,506,591.48	909,091,000.00	261,415,591.48

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	1.0331%	2.3831%	4.0331%
Monthly Interest Due	734,670.22	105,916.89	211,841.50	1,052,428.61
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	734,670.22	105,916.89	211,841.50	1,052,428.61
Investor Default Amount	5,139,082.28	321,192.64	379,591.89	5,839,866.81
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,207,085.83	510,442.86	689,918.39	8,407,447.08

Reallocated Investor Finance Charge Collections				20,914,039.96
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.9134%
Base Rate				3.2215%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	734,670.22	105,916.89	211,841.50	1,052,428.61
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	734,670.22	105,916.89	211,841.50	1,052,428.61
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$0.92

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.92

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$2.12

2. The amount of the distribution in respect of Class B Monthly Interest:	$2.12

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$12,718,434.37

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$211,841.50

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,506,592.87

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$18,404,353.32

a. Class A Monthly Interest:	$734,670.22
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,139,082.28
e. Excess Spread:	$12,530,600.82

2. Class B Available Funds:	$1,150,272.08

a. Class B Monthly Interest:	$105,916.89
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,044,355.19

3. Collateral Available Funds:	$1,359,414.55

a. Excess Spread:	$1,359,414.55

4. Total Excess Spread:	$14,934,370.56

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2008-5 Allocable Principal Collections:	$332,966,912.55

3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$250,028,932.62

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$250,028,932.62

6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00

7. Other amounts treated as Available Principal Collections:	$5,839,866.81

8. Available Principal Collections (total of items 5., 6. & 7.):	$255,868,799.43

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$59,091,000.00

2. Required Collateral Invested Amount:	$59,091,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$255,868,799.43

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.

1. Excess Spread:	$14,934,370.56
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$321,192.64
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$211,841.50
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$379,591.89
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,506,592.87

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.

1. Excess Spread:	$14,934,370.56
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$321,192.64
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$211,841.50
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections:	$379,591.89
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,506,592.87

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.2215%
b. Prior Monthly Period:	3.2828%

c. Second Prior Monthly Period:	3.4239%
2. Three Month Average Base Rate:	3.3094%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.9134%
b. Prior Monthly Period:	19.5236%
c. Second Prior Monthly Period:	17.7364%
4. Three Month Average Series Adjusted Portfolio Yield:	18.7245%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,042,969,741.52	1,534,091,000.00	508,878,741.52
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	46,466,675.38	34,892,395.64	11,574,279.74
Collections of Principal Receivables	561,881,642.04	421,923,806.60	139,957,835.44
Defaulted Amount	13,123,737.00	9,854,774.85	3,268,962.15

Ending Invested Amount / Transferor Amount	1,975,229,792.65	1,534,091,000.00	441,138,792.65

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	1.4331%	3.2331%	4.7331%
Monthly Interest Due	1,719,756.00	242,484.75	419,527.81	2,381,768.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,719,756.00	242,484.75	419,527.81	2,381,768.56
Investor Default Amount	8,672,201.36	542,012.58	640,560.91	9,854,774.85
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	12,641,957.36	925,122.33	1,226,282.05	14,793,361.74

Reallocated Investor Finance Charge Collections				35,898,236.37
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3638%
Base Rate				3.6719%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,719,756.00	242,484.75	419,527.81	2,381,768.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,719,756.00	242,484.75	419,527.81	2,381,768.56
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.27

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.27

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
Series Adjusted Portfolio Yield	19.3638%
Base Rate	3.6719%
Excess Spread Percentage	16.5087%

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$2.87

2. The amount of the distribution in respect of Class B Monthly Interest:	$2.87

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$21,524,402.43

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$419,527.81

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$21,104,874.62

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$31,590,446.13

a. Class A Monthly Interest:	$1,719,756.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$8,672,201.36
e. Excess Spread:	$21,198,488.77

2. Class B Available Funds:	$1,974,402.88

a. Class B Monthly Interest:	$242,484.75
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,731,918.13

3. Collateral Available Funds:	$2,333,387.35

a. Excess Spread:	$2,333,387.35

4. Total Excess Spread:	$25,263,794.25

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2008-6 Allocable Principal Collections:	$561,881,642.04

3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$421,923,806.60

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$421,923,806.60

6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00

7. Other amounts treated as Available Principal Collections:	$9,854,774.85

8. Available Principal Collections (total of items 5., 6. & 7.):	$431,778,581.45

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$99,716,000.00

2. Required Collateral Invested Amount:	$99,716,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$431,778,581.45

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.
1. Excess Spread:	$25,263,794.25
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$542,012.58
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$419,527.81
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$640,560.91
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$21,104,874.62

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.

1. Excess Spread:	$25,263,794.25
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$542,012.58
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$419,527.81
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$640,560.91
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$21,104,874.62

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6719%
b. Prior Monthly Period:	3.7333%

c. Second Prior Monthly Period:	3.8743%
2. Three Month Average Base Rate:	3.7598%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3638%
b. Prior Monthly Period:	19.9890%
c. Second Prior Monthly Period:	18.1718%
4. Three Month Average Series Adjusted Portfolio Yield:	19.1749%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	794,489,638.51	596,592,000.00	197,897,638.51
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	18,070,405.73	13,569,288.98	4,501,116.75
Collections of Principal Receivables	218,509,914.07	164,081,770.66	54,428,143.41
Defaulted Amount	5,103,684.53	3,832,419.22	1,271,265.31

Ending Invested Amount / Transferor Amount	768,146,278.45	596,592,000.00	171,554,278.45

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 — February 15, 2010	1.5331%	3.4831%	4.9831%
Monthly Interest Due	715,460.67	101,592.84	171,769.60	988,823.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	715,460.67	101,592.84	171,769.60	988,823.11
Investor Default Amount	3,372,522.75	210,785.88	249,110.59	3,832,419.22
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,962,983.42	367,067.05	485,511.86	5,815,562.33

Reallocated Investor Finance Charge Collections				14,023,028.10
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4834%
Base Rate				3.7916%
Excess Spread Percentage				16.5087%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	715,460.67	101,592.84	171,769.60	988,823.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	715,460.67	101,592.84	171,769.60	988,823.11
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.36

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.36

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.10

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.10

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,379,235.37

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$171,769.60

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,207,465.77

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$12,340,242.16

a. Class A Monthly Interest:	$715,460.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,372,522.75
e. Excess Spread:	$8,252,258.74

2. Class B Available Funds:	$771,276.89

a. Class B Monthly Interest:	$101,592.84
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$669,684.05

3. Collateral Available Funds:	$911,509.05

a. Excess Spread:	$911,509.05

4. Total Excess Spread:	$9,833,451.84

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2008-7 Allocable Principal Collections:	$218,509,914.07

3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$164,081,770.66

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$164,081,770.66

6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00

7. Other amounts treated as Available Principal Collections:	$3,832,419.22

8. Available Principal Collections (total of items 5., 6. & 7.):	$167,914,189.88

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$38,779,000.00

2. Required Collateral Invested Amount:	$38,779,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$167,914,189.88

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.
1. Excess Spread:	$9,833,451.84
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$210,785.88
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$171,769.60
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$249,110.59
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,207,465.77

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.

1. Excess Spread:	$9,833,451.84
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$210,785.88
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$171,769.60
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$249,110.59
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to	$8,207,465.77
Collateral Interest Holder(s):

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.7916%
b. Prior Monthly Period:	3.8529%

c. Second Prior Monthly Period:	3.9939%
2. Three Month Average Base Rate:	3.8795%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.4834%
b. Prior Monthly Period:	20.1126%
c. Second Prior Monthly Period:	18.2875%
4. Three Month Average Series Adjusted Portfolio Yield:	19.2945%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	983,652,886.93	738,637,000.00	245,015,886.93
Beginning Adjusted Invested Amount	N/A	738,637,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	22,372,861.65	16,800,055.82	5,572,805.83
Collections of Principal Receivables	270,535,822.47	203,148,662.46	67,387,160.01
Defaulted Amount	6,318,841.41	4,744,895.40	1,573,946.01
Ending Invested Amount / Transferor Amount	951,037,329.83	738,637,000.00	212,400,329.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	1.3331%	3.4831%	5.4831%
Monthly Interest Due	770,252.89	125,779.69	234,005.37	1,130,037.95
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	770,252.89	125,779.69	234,005.37	1,130,037.95
Investor Default Amount	4,175,504.36	260,969.02	308,422.02	4,744,895.40
Investor Monthly Fees Due	1,083,333.33	67,708.33	80,020.00	1,231,061.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,029,090.58	454,457.04	622,447.39	7,105,995.01
Reallocated Investor Finance Charge Collections				17,267,609.47
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3379%
Base Rate				3.6461%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	650,000,000.00	40,625,000.00	48,012,000.00	738,637,000.00
Distributions of Interest	770,252.89	125,779.69	234,005.37	1,130,037.95
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	770,252.89	125,779.69	234,005.37	1,130,037.95
Ending Certificates Balance	650,000,000.00	40,625,000.00	48,012,000.00	738,637,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.19

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.19

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.10

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.10

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$10,395,619.83

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$234,005.37

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,161,614.46

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$15,195,483.24

a. Class A Monthly Interest:	$770,252.89
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,175,504.36
e. Excess Spread:	$10,249,725.99

2. Class B Available Funds:	$949,717.70

a. Class B Monthly Interest:	$125,779.69
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$823,938.01

3. Collateral Available Funds:	$1,122,408.53

a. Excess Spread:	$1,122,408.53

4. Total Excess Spread:	$12,196,072.53

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2008-8 Allocable Principal Collections:	$270,535,822.47

3. Principal Allocation Percentage of Series 2008-8 Allocable Principal Collections:	$203,148,662.46

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$203,148,662.46

6. Shared Principal Collections from other Series allocated to Series 2008-8:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,744,895.40

8. Available Principal Collections (total of items 5., 6. & 7.):	$207,893,557.86

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$48,012,000.00

2. Required Collateral Invested Amount:	$48,012,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$207,893,557.86

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-8.

1. Excess Spread:	$12,196,072.53
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$260,969.02
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$234,005.37
9. Applied to unpaid Monthly Servicing Fee:	$1,231,061.66
10. Collateral Default Amount treated as Available Principal Collections:	$308,422.02
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,161,614.46

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-8.

1. Excess Spread:	$12,196,072.53
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$260,969.02
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$234,005.37
10. Applied to unpaid Monthly Servicing Fee:	$1,231,061.66
11. Collateral Default Amount treated as Available Principal Collections:	$308,422.02
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,161,614.46

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.6461%
b. Prior Monthly Period:	3.7074%
c. Second Prior Monthly Period:	3.8484%
2. Three Month Average Base Rate:	3.7340%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.3379%
b. Prior Monthly Period:	19.9623%
c. Second Prior Monthly Period:	18.1469%
4. Three Month Average Series Adjusted Portfolio Yield:	19.1490%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	832,320,956.48	625,000,000.00	207,320,956.48
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	18,930,866.62	14,215,419.60	4,715,447.02
Collections of Principal Receivables	228,914,729.49	171,894,873.99	57,019,855.50
Defaulted Amount	5,346,707.35	4,014,908.03	1,331,799.32

Ending Invested Amount / Transferor Amount	804,723,201.17	625,000,000.00	179,723,201.17

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	1.8331%	4.2331%	5.9831%
Monthly Interest Due	896,196.89	129,345.64	216,057.47	1,241,600.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	896,196.89	129,345.64	216,057.47	1,241,600.00
Investor Default Amount	3,533,119.07	220,819.94	260,969.02	4,014,908.03
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,345,982.63	407,457.25	544,734.82	6,298,174.70
Reallocated Investor Finance Charge Collections				14,896,456.45
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.8588%
Base Rate				4.1670%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	896,196.89	129,345.64	216,057.47	1,241,600.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	896,196.89	129,345.64	216,057.47	1,241,600.00
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.63

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.63

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.76

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.76

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$8,814,339.22

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$216,057.47

3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,598,281.75

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$13,108,881.68

a. Class A Monthly Interest:	$896,196.89
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,533,119.07
e. Excess Spread:	$8,679,565.72
2. Class B Available Funds:	$819,305.10

a. Class B Monthly Interest:	$129,345.64
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$689,959.46

3. Collateral Available Funds:	$968,269.67

a. Excess Spread:	$968,269.67

4. Total Excess Spread:	$10,337,794.85

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2008-9 Allocable Principal Collections:	$228,914,729.49

3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$171,894,873.99

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$171,894,873.99

6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00

7. Other amounts treated as Available Principal Collections:	$4,014,908.03

8. Available Principal Collections (total of items 5., 6. & 7.):	$175,909,782.02

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$40,625,000.00

2. Required Collateral Invested Amount:	$40,625,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$175,909,782.02

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$10,337,794.85
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$220,819.94
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$216,057.47
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$260,969.02
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,598,281.75

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.

1. Excess Spread:	$10,337,794.85
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$220,819.94
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$216,057.47
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$260,969.02
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,598,281.75

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.1670%
b. Prior Monthly Period:	4.2283%

c. Second Prior Monthly Period:	4.3693%
2. Three Month Average Base Rate:	4.2549%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.8588%
b. Prior Monthly Period:	20.5005%
c. Second Prior Monthly Period:	18.6504%
4. Three Month Average Series Adjusted Portfolio Yield:	19.6699%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2009-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,614,199,267.86	1,212,122,000.00	402,077,267.86
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	36,714,431.86	27,569,316.54	9,145,115.32
Collections of Principal Receivables	443,956,127.58	333,372,093.51	110,584,034.07
Defaulted Amount	10,369,378.57	7,786,493.37	2,582,885.20

Ending Invested Amount / Transferor Amount	1,560,676,313.68	1,212,122,000.00	348,554,313.68

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	1.5831%	6.2331%	13.7333%
Monthly Interest Due	1,407,226.67	402,948.31	1,701,641.47	3,511,816.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,407,226.67	402,948.31	1,701,641.47	3,511,816.45
Investor Default Amount	6,423,852.85	467,187.55	895,452.97	7,786,493.37
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,497,746.19	991,347.53	2,829,419.44	13,318,513.16

Reallocated Investor Finance Charge Collections				29,993,979.51
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.8976%
Base Rate				4.1800%
Excess Spread Percentage				17.5878%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,407,226.67	402,948.31	1,701,641.47	3,511,816.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,407,226.67	402,948.31	1,701,641.47	3,511,816.45
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.41

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.41

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$5.54

2. The amount of the distribution in respect of Class B Monthly Interest:	$5.54

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$18,377,107.82

2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,701,641.47

3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,675,466.35

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$24,745,017.01

a. Class A Monthly Interest:	$1,407,226.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,423,852.85
e. Excess Spread:	$16,913,937.49

2. Class B Available Funds:	$1,799,630.85

a. Class B Monthly Interest:	$402,948.31
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,396,682.54

3. Collateral Available Funds:	$3,449,331.65

a. Excess Spread:	$3,449,331.65

4. Total Excess Spread:	$21,759,951.68

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2009-1 Allocable Principal Collections:	$443,956,127.58

3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$333,372,093.51

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$333,372,093.51

6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00

7. Other amounts treated as Available Principal Collections:	$7,786,493.37

8. Available Principal Collections (total of items 5., 6. & 7.):	$341,158,586.88

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$139,395,000.00

2. Required Collateral Invested Amount:	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$341,158,586.88

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$21,759,951.68
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$467,187.55
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$611,606.32
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$895,452.97
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest(s):	$1,090,035.15
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,675,466.35

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	4.1800%
b. Prior Monthly Period:	4.2413%
c. Second Prior Monthly Period:	4.3820%
2. Three Month Average Base Rate:	4.2678%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.8976%
b. Prior Monthly Period:	21.5739%
c. Second Prior Monthly Period:	19.6545%
4. Three Month Average Series Adjusted Portfolio Yield:	20.7087%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,017,752,414.11	1,515,155,000.00	502,597,414.11
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	45,893,115.55	34,461,702.54	11,431,413.01
Collections of Principal Receivables	554,946,075.14	416,715,804.48	138,230,270.66
Defaulted Amount	12,961,744.60	9,733,132.77	3,228,611.83

Ending Invested Amount / Transferor Amount	1,950,848,610.99	1,515,155,000.00	435,693,610.99

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 13, 2010	January 13, 2010	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	1.4831%	3.7331%	5.4831%
Monthly Interest Due	1,647,922.22	301,636.90	480,005.38	2,429,564.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,647,922.22	301,636.90	480,005.38	2,429,564.50
Investor Default Amount	8,029,816.07	583,928.22	1,119,388.48	9,733,132.77
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,761,071.62	1,037,065.12	1,889,818.86	14,687,955.60

Reallocated Investor Finance Charge Collections				35,532,322.93
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4219%
Base Rate				3.7300%
Excess Spread Percentage				16.5087%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,647,922.22	301,636.90	480,005.38	2,429,564.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,647,922.22	301,636.90	480,005.38	2,429,564.50
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

1. The total amount of the distribution:	$1.32

2. The amount of the distribution in respect of Class A Monthly Interest:	$1.32

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$3.32

2. The amount of the distribution in respect of Class B Monthly Interest:	$3.32

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$21,324,372.71

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$480,005.38

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,844,367.33

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.

1. Class A Available Funds:	$29,314,098.99

a. Class A Monthly Interest:	$1,647,922.22
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$8,029,816.07
e. Excess Spread:	$19,636,360.70

2. Class B Available Funds:	$2,131,721.28

a. Class B Monthly Interest:	$301,636.90
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,830,084.38

3. Collateral Available Funds:	$4,086,502.66

a. Excess Spread:	$4,086,502.66

4. Total Excess Spread:	$25,552,947.74

K. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2009-2 Allocable Principal Collections:	$554,946,075.14

3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$416,715,804.48

4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00

5. Item 3 minus item 4:	$416,715,804.48

6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00

7. Other amounts treated as Available Principal Collections:	$9,733,132.77

8. Available Principal Collections (total of items 5., 6. & 7.):	$426,448,937.25

L. Application of Available Principal Collections during Revolving Period.

1. Collateral Invested Amount:	$174,255,000.00

2. Required Collateral Invested Amount:	$174,255,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

4. Treated as Shared Principal Collections:	$426,448,937.25

M. Application of Principal Collections During Accumulation or Amortization Period.

1. Principal Funding Account:	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00

3. Distribution of Principal:	$0.00

4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.
1. Excess Spread:	$25,552,947.74
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$583,928.22
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$480,005.38
9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections:	$1,119,388.48
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$20,844,367.33

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	3.7300%
b. Prior Monthly Period:	3.7914%
c. Second Prior Monthly Period:	3.9321%

2. Three Month Average Base Rate:	3.8178%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.4219%
b. Prior Monthly Period:	20.0490%
c. Second Prior Monthly Period:	18.2277%
4. Three Month Average Series Adjusted Portfolio Yield:	19.2329%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount 1. Adjusted Invested Amount:	$1,515,155,000.00
2. Monthly Interest:	$3,455,532.73
3. Monthly Interest previously due but not paid:	$0.00
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,518,610,532.73
Series 2009-D-I Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	27,744,919.69	20,834,000.00	6,910,919.69
Beginning Adjusted Invested Amount	N/A	20,834,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	631,049.08	473,862.48	157,186.60
Collections of Principal Receivables	7,630,735.16	5,730,012.49	1,900,722.67
Defaulted Amount	178,229.28	133,834.55	44,394.73

Ending Invested Amount / Transferor Amount	26,824,965.08	20,834,000.00	5,990,965.08

B. Monthly Period Funding Requirements
LIBOR Determination Date			January 13, 2010
Coupon January 15, 2010 - February 15, 2010			18.9831%
Monthly Interest Due			351,550.69
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00

B. Monthly Period Funding Requirements
Total Interest Due	351,550.69
Investor Default Amount	133,834.55
Investor Monthly Fees Due	34,723.33
Investor Additional Amounts Due	0.00
Total Due	520,108.57

Investor Finance Charge Collections	473,862.48

C. Certificates - Balances and Distributions
Beginning Certificates Balance	20,834,000.0
Distributions of Interest	351,550.69
Distributions of Principal	0.00
Total Distributions	351,550.69
Ending Certificates Balance	20,834,000.00
D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-I Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$16.87

(2) The amount of the distribution in respect of Monthly Interest	$16.87

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-I Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-I Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
Referenced	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2006-2	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

Series 2009-D-I Invested Amount	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

G. Application of Investor Finance Charge Collections.

1. Available Funds	$473,862.48

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$133,834.55
d. Monthly Interest	$340,027.93
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2009-D-I Allocable Principal Collections:	$7,630,735.16

3. Principal Allocation Percentage of Series 2009-D-I Allocable Principal Collections:	$5,730,012.49

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$5,730,012.49

6. Shared Principal Collections from other Series allocated to Series 2009-D-I:	$0.00

7. Other amounts treated as Available Principal Collections:	$133,834.55

8. Available Principal Collections (total of items 5., 6. & 7.):	$5,863,847.04

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	$5,863,847.04

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-I.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$46,246.09

3. Applied to fund Required Amount:	$11,522.76

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$34,723.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-II Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
Relating	Referenced	Series	portion of	Scheduled	reductions of
to	Series	Shortfall	Reallocated	Partial	Scheduled Partial
Referenced	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2006-2	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-II:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
Series 2009-D-II Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,895,596,995.40	1,423,427,000.00	472,169,995.40
Beginning Adjusted Invested Amount	N/A	1,423,427,000.00	N/A
Floating Allocation Percentage	N/A	75.0912%	24.9088%
Principal Allocation Percentage	N/A	75.0912%	24.9088%
Collections of Finance Charge Receivables	43,114,730.70	32,375,379.33	10,739,351.37
Collections of Principal Receivables	521,349,450.65	391,487,687.67	129,861,762.98
Defaulted Amount	12,177,036.17	9,143,885.60	3,033,150.57

Ending Invested Amount / Transferor Amount	1,832,743,571.31	1,423,427,000.00	409,316,571.31

B. Monthly Period Funding Requirements
LIBOR Determination Date	January 13, 2010
Coupon January 15, 2010 - February 15, 2010	20.2331%
Monthly Interest Due	25,600,340.92
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	25,600,340.92
Investor Default Amount	9,143,885.60
Investor Monthly Fees Due	2,372,378.33
Investor Additional Amounts Due	0.00
Total Due	37,116,604.85

Investor Finance Charge Collections	32,375,379.33

C. Certificates - Balances and Distributions
Beginning Certificates Balance	1,423,427,000.00
Distributions of Interest	25,600,340.92
Distributions of Principal	0.00
Total Distributions	25,600,340.92

Ending Certificates Balance	1,423,427,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$17.99

(2) The amount of the distribution in respect of Monthly Interest	$17.99

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
Referenced	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-1	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-5	48,125,000.00	0.00	0.00	0.00	0.00	48,125,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2005-8	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2006-1	43,750,000.00	0.00	0.00	0.00	0.00	43,750,000.00
2006-3	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2006-B	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-3	40,000,000.00	0.00	0.00	0.00	0.00	40,000,000.00
2007-4	53,334,000.00	0.00	0.00	0.00	0.00	53,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-6	66,667,000.00	0.00	0.00	0.00	0.00	66,667,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-1	191,667,000.00	0.00	0.00	0.00	0.00	191,667,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-3	113,635,000.00	0.00	0.00	0.00	0.00	113,635,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-8	49,242,000.00	0.00	0.00	0.00	0.00	49,242,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00
Series 2009-D-II Invested Amount	1,423,427,000.00	0.00	0.00	0.00	0.00	1,423,427,000.00

G. Application of Investor Finance Charge Collections.

1. Available Funds	$32,375,379.33

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$9,143,885.60
d. Monthly Interest	$23,231,493.73
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	75.0912%

2. Series 2009-D-II Allocable Principal Collections:	$521,349,450.65

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$391,487,687.67

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$391,487,687.67

6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00

7. Other amounts treated as Available Principal Collections:	$9,143,885.60

8. Available Principal Collections (total of items 5., 6. & 7.):	$400,631,573.27

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	$400,631,573.27

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$4,741,225.52

3. Applied to fund Required Amount:	$2,368,847.19

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$2,372,378.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
Relating	Referenced	Series	portion of	Scheduled	reductions of
to	Series	Shortfall	Reallocated	Partial	Scheduled Partial
Referenced	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2004-2	0.00	0.00	0.00	0.00	0.00
2005-1	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2005-4	0.00	0.00	0.00	0.00	0.00
2005-5	0.00	0.00	0.00	0.00	0.00
2005-7	0.00	0.00	0.00	0.00	0.00
2005-8	0.00	0.00	0.00	0.00	0.00
2006-1	0.00	0.00	0.00	0.00	0.00
2006-3	0.00	0.00	0.00	0.00	0.00
2006-B	0.00	0.00	0.00	0.00	0.00
2007-1	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2007-3	0.00	0.00	0.00	0.00	0.00
2007-4	0.00	0.00	0.00	0.00	0.00
2007-5	0.00	0.00	0.00	0.00	0.00
2007-6	0.00	0.00	0.00	0.00	0.00
2007-7	0.00	0.00	0.00	0.00	0.00
2007-8	0.00	0.00	0.00	0.00	0.00
2008-1	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-3	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-8	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00